Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure provisions [line items]
Provisions	£ 4,123	£ 1,634
Current	2,803	418
Non-current	1,320	1,216
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions		109	£ 104
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	£ 4,123	£ 1,525